Financial instruments — categories and fair values	12 Months Ended
Jun. 30, 2026
Financial Instruments Categories And Fair Values
Financial instruments — categories and fair values

39. Financial instruments — categories and fair values

Financial assets

	2026 USD	2025 USD
Cash and cash equivalents — amortised cost	5,667,180	110,779
Trade receivables — amortised cost	13,362,314	–
Unbilled receivables — amortised cost	1,097,268	–
Other financial assets — current	2,901,867	36,005
Other financial assets — non-current	710,292	–
Investments in equity securities and mutual funds — fair value	804,266	–
	24,543,187	146,784

Financial liabilities

	2026 USD	2025 USD
Trade payables — amortised cost	(9,152,649)	(595,849)
Borrowings — current	(23,331,928)	(3,618,446)
Other financial liabilities — current	(12,027,726)	(214,923)
Other financial liabilities — non-current	(4,049,447)	–
Lease liabilities	(375,502)	(56,051)
	(48,937,252)	(4,485,269)

Fair value hierarchy

The carrying amount of cash and cash equivalents, trade receivables, unbilled receivables, other financial assets, trade payables, other financial liabilities and short-term borrowings approximates fair value because of their short maturity. The investment in Merykh Technologies Private Limited is accounted for using the equity method and is not measured at fair value.

Assets and liabilities measured or disclosed at fair value are categorised within the fair value hierarchy on the basis of the lowest level input that is significant to the measurement as a whole. There were no transfers between levels during the year.

Level 1 — quoted prices, unadjusted, in active markets for identical assets or liabilities. The quoted equity shares and the government securities set out at Note 27 are categorised within Level 1.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, directly or indirectly. The units in open-ended mutual funds set out at Note 27, measured at the net asset value published daily by the fund managers, are categorised within Level 2.

Level 3 — inputs that are not based on observable market data. The units in alternative investment funds set out at Note 27 are measured at fair value on a recurring basis using Level 3 inputs; the valuation techniques, the significant unobservable inputs and the movement in the year are set out at Note 27. The fair value of the investment property, which is disclosed at Note 22 but not recognised, is categorised within Level 3 because it is based on management’s knowledge of comparable transactions in the local market rather than on observable prices for identical properties.